Net Loss per Common Share	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Net Loss per Common Share

2. Net Loss per Common Share

Net loss per common share (“EPS”) is calculated in accordance with the Earnings per Share topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”), which requires the presentation of basic and diluted EPS. Basic EPS is computed using the weighted average number of common shares outstanding during the period. Diluted EPS is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential common shares.

Our restricted stock shares include rights to receive dividends that are not subject to the risk of forfeiture even if the underlying restricted stock shares on which the dividends were paid do not vest. In accordance with the Earnings per Share topic of the Codification, unvested share-based payment awards that contain non-forfeitable rights to dividends are deemed participating securities and should be considered in the calculation of basic EPS. Since the restricted stock shares do not include an obligation to share in losses, they will be included in our basic EPS calculation in periods of net income and excluded from our basic EPS calculation in periods of net loss. Accordingly, there were 27,000 and 82,000 restricted stock shares excluded from the computation of basic EPS for the three months ended March 31, 2015 and 2014, respectively, because we generated a net loss.

For the purpose of computing diluted EPS, weighted average shares outstanding have been adjusted for common shares underlying 0.7 million warrants for the three months ended March 31, 2015. In addition, $0.2 million of income due to fair value adjustments related to the warrants was excluded from our net loss in the computation of diluted EPS for the three months ended March 31, 2015. Warrants to purchase 0.7 million shares of common stock were not included in the computation of diluted EPS for the three months ended March 31, 2014, because their effect was anti-dilutive. Options to purchase 6.4 million and 6.5 million shares of common stock were not included in the computation of diluted EPS for the three months ended March 31, 2015 and 2014, respectively, because their effect was anti-dilutive. 1.5 million restricted stock units (“RSUs”) were not included in the computation of diluted EPS for the three months ended March 31, 2015 because their effect was anti-dilutive. There were no outstanding RSUs during the three months ending March 31, 2014.

The table below presents a reconciliation of weighted average common shares used in the calculation of basic and diluted EPS (in thousands):

	Three Months Ended March 31,
	2015	2014
Weighted average shares for basic EPS	98,204	97,617
Dilutive effect of warrants	420	−
Weighted average shares for diluted EPS	98,624	97,617